LEASING	12 Months Ended
Dec. 31, 2021
LEASING
LEASING

NOTE 13 — LEASING

a) Summary of changes in the leasing assets:

		Machines, equipment,	Data electronic
Right-of-use Cost	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2019	243,250	436,401	106,787	49,930	836,368
Additions	14,062	117,653	742	11,064	143,521
Disposals	(10,493)	(22,993)	(162)	(1,907)	(35,555)
Remeasurements	33,322	(2,346)	—	1,236	32,212
Foreign exchange effect	3,853	4,571	46	2,119	10,589
Balances as of December 31, 2019	283,994	533,286	107,413	62,442	987,135
Additions	5,670	185,116	175	43,862	234,823
Disposals	(14,583)	(14,846)	—	(1,176)	(30,605)
Remeasurements	111	(3,035)	12,548	69	9,693
Foreign exchange effect	26,748	37,809	340	15,747	80,644
Balances as of December 31, 2020	301,940	738,330	120,476	120,944	1,281,690
Additions	48,504	135,652	291	36,599	221,046
Disposals	(5,621)	(109,947)	(151)	(22,066)	(137,785)
Remeasurements	40,024	55,866	6,456	4,045	106,391
Loss of control of subsidiary (note 3.4)	—	(2,894)	(302)	—	(3,196)
Foreign exchange effect	8,152	13,828	111	8,599	30,690
Balances as of December 31, 2021	392,999	830,835	126,881	148,121	1,498,836

		Machines, equipment,	Data electronic
Accumulated depreciation	Land and buildings	and installations	equipment	Others	Total
Balances as of January 1, 2019	—	—	—	—	—
Depreciation	(50,080)	(127,399)	(15,419)	(21,873)	(214,771)
Disposals	1,330	4,250	32	976	6,588
Foreign exchange effect	(733)	(128)	(9)	(768)	(1,638)
Balances as of December 31, 2019	(49,483)	(123,277)	(15,396)	(21,665)	(209,821)
Depreciation	(51,451)	(166,741)	(15,459)	(27,110)	(260,761)
Disposals	8,601	13,453	—	1,027	23,081
Foreign exchange effect	(5,286)	(8,091)	(70)	(5,431)	(18,878)
Balances as of December 31, 2020	(97,619)	(284,656)	(30,925)	(53,179)	(466,379)
Depreciation	(59,284)	(186,300)	(13,800)	(31,750)	(291,134)
Disposals	3,668	108,532	97	21,334	133,631
Loss of control of subsidiary (note 3.4)	—	1,860	230	—	2,090
Foreign exchange effect	(3,574)	(7,889)	(45)	(3,792)	(15,300)
Balances as of December 31, 2021	(156,809)	(368,453)	(44,443)	(67,387)	(637,092)

Right-of-use Assets
Balances as of December 31, 2019	234,511	410,009	92,017	40,777	777,314
Balances as of December 31, 2020	204,321	453,674	89,551	67,765	815,311
Balances as of December 31, 2021	236,190	462,382	82,438	80,734	861,744

b) Leasing payable:

Leasing payments are presented in the Statement of Cash Flow.

The liabilities presented in the Balance Sheet are adjusted to present value, based on risk-free interest rates observed in each country where the Company has operations, adjusted by the Company's credit spread, where on December 31, 2021 the discount rates were between 3.5% p.a. to 16.3% p.a. (3.7% p.a. to 10.8% p.a. in December 31, 2020), varying according to the country and duration of the lease.

The payment schedules of leasing are as follows:

	2021	2020
2021	—	231,703
2022	275,086	193,314
2023	211,576	140,019
2024	127,718	90,812
2025	88,682	65,561
2026 on	215,303	135,065
	918,365	856,474

Leasing payable
Current	275,086	231,703
Non-current	643,279	624,771

Financial expense for the years ended on December 31, 2021 and 2020	68,789	61,727